11. EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2022
Notes
11. EARNINGS (LOSS) PER SHARE

11.EARNINGS (LOSS) PER SHARE

Basic and diluted earnings (loss) per share

The calculation of basic and diluted loss per share for the year ended December 31, 2022 was based on the loss attributable to common shareholders of $329,789 (2021 – $5,997; 2020 – $138,911) and a weighted average number of common shares outstanding of 51,116,744 (2021 – 32,738,087; 2020 – 29,313,952).

Diluted loss per share did not include the effect of 2,080,750 share purchase options, 20,886,308 warrants and 412,500 finder’s options outstanding at year end (2021 - 833,250 share purchase options and 4,719,641 warrants; 2020 - 1,227,000 share purchase options and 8,834,641 warrants) as they are anti-dilutive.